Investments in Associates - Acquisition of subsidiaries (Details 4) - BRL (R$) R$ in Thousands		12 Months Ended
	Nov. 03, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Earned by bargain purchase		R$ (416,268)
Radar group acquisition
Disclosure of detailed information about business combination [line items]
Transferred consideration	R$ 1,572,352
Non-controlling interest measured at fair value	2,115,554
Fair value of Radar's Group pre-existing interest	126,933
Total net identifiable assets at fair value	(4,231,107)
Earned by bargain purchase	R$ (416,268)